Risk Report - Liquidity Risk Management - Funding Diversification - Parenthetical information (Detail: Text Value) € in Millions	Dec. 31, 2021 EUR (€)
Liquidity Risk Management [Abstract]
Green Bond Senior Preferred issuance	€ 800
Green Formosa Bonds	€ 400